CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021 [2]
Statement of Comprehensive Income [Abstract]
Net income	$ 7,502	$ 1,639	[1]	$ 5,743
Other comprehensive income/(loss), before tax
Foreign currency translation adjustments	3	176		987
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	0	(1)		0
Reclassification of (gains)/losses to net income	0	0		0
Total net changes related to available-for-sale securities	0	(1)		0
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	207	241		344
Reclassification of (gains)/losses to net income	(159)	(400)		243
Total unrealized gains/(losses) on cash flow hedges	47	(158)		587
Retirement-related benefit plans
Prior service costs/(credits)	2	463		(51)
Net (losses)/gains arising during the period	(3,115)	878		2,433
Curtailments and settlements	5	5,970		94
Amortization of prior service (credits)/costs	(9)	12		9
Amortization of net (gains)/losses	515	1,596		2,484
Total retirement-related benefit plans	(2,602)	8,919		4,969
Other comprehensive income/(loss), before tax	(2,552)	8,936		6,542
Income tax (expense)/benefit related to items of other comprehensive income	531	(2,442)		(1,703)
Other comprehensive income/(loss)	(2,021)	6,494		4,839
Total comprehensive income	$ 5,481	$ 8,134		$ 10,582

[1]	2022 includes the impact of a one-time, non-cash pension settlement charge. Refer to note V, “Retirement-Related Benefits,” for additional information.
[2]	Amounts presented have not been recast to exclude discontinued operations.